Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5		$ 5
Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares			6,841,757		6,312,576
Number of share options exercisable in share-based payment arrangement	3,169,810		3,169,810		2,759,935
Number of shares	729,253,099		729,253,099		720,909,161
Common Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	88,707	193,313	479,703	487,639
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0		0		73,511
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	3,732,736	3,255,072	7,790,724	5,931,389